Additional Notes - Net Gains or Losses from Financial Instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	€ (83,761)	€ (3,031)	€ 2,362
Financial assets at fair value through profit or loss, category [member]
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	10,983	(7,587)	2,014
Other financial assets at amortised cost [member]
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	9,824	(19,475)	348
Financial liabilities at amortised cost [member]
Financial instruments [Line Items]
Net Gains or Losses from Financial Instruments	€ (104,568)	€ 24,031	€ 0